Commitments and Contingencies (Details Narrative) - CAD ($)	1 Months Ended			12 Months Ended
	Dec. 16, 2024	Mar. 31, 2021	Nov. 19, 2019	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Contract amount				$ 1,970,000
Amount paid by company				1,590,000
Amount paid in future				370,000
Financial liabilities				412,854	$ 382,428	$ 1,141,262	$ 1,107,212
GSB [Member]
Statement [Line Items]
Non-brokered private placements						$ 120,000
MedMelior [Member]
Statement [Line Items]
Settlements and legal provisions, net					556,640
Settlement of legal claims				$ 2,000,000	$ 10,000,000
Chief Executive Officers [Member]
Statement [Line Items]
Issuance of stock options			600,000
Claim amount termination of employment			$ 1,000,000
Olymbec Development Inc. [Member]
Statement [Line Items]
Monthly lease payment		$ 49,410
Punitive damages charges	$ 15,000
Administrative fees	$ 367,428
Outstanding lease		$ 124,223